Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

(13) Income Taxes

We file a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2025	2024	2023

	(Dollars in Thousands)
Current
U.S.	$88,333	$105,114	$82,657
State	5,670	5,905	6,137
Total current taxes	94,003	111,019	88,794
Deferred
U.S.	13,421	(11,430)	23,001
State	645	(36)	(51)
Total deferred taxes	14,066	(11,466)	22,950
Total income taxes	$108,069	$99,553	$111,744

The income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 21% for 2025, 2024, and 2023 to income before income taxes.  There were no activities or transactions that had foreign income taxes or cross-border tax effects during 2025, 2024, or 2023. State income/franchise taxes are primarily related to the States of Texas and Oklahoma.  Included in the table below is the net tax benefit related to investments in LIHTC projects.  Additional information on LIHTC investments can be found in Note 2 – Investment Securities, Equity Securities with

Readily Determinable Fair Values and Other Investments.  The reasons for the differences for the years ended December 31 are as follows (Dollars in Thousands):

	2025		2024		2023
	Dollars	Percent	Dollars	Percent	Dollars	Percent
U.S. federal income tax expense computed at the statutory rate	$109,276	21.0%	$106,831	21.0%	$109,938	21.0%
State income/franchise taxes, net of U.S. federal income tax effects (1)	4,989	1.0	4,636	0.9	4,808	0.9
Net investment in low income housing investments	(3,451)	(0.7)	(2,531)	(0.5)	1,974	0.4
Non-taxable or non-deductible items	(2,745)	(0.5)	(9,383)	(1.9)	(4,976)	(1.0)
Actual tax expense	$108,069	20.8%	$99,553	19.5%	$111,744	21.4%

(1) State income/franchise taxes, net of U.S. federal income tax effects are related to taxes paid in the States of Texas and Oklahoma

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 are reflected below:

	2025	2024

	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$41,405	$40,883
Other real estate owned	1,770	1,443
Accrued expenses	273	539
Net unrealized losses on available for sale investment securities	68,506	105,339
Other	2,022	1,480
Total deferred tax assets	113,976	149,684
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(13,477)	(14,648)
Impairment charges on available-for-sale securities	(19)	(19)
Identified intangible assets and goodwill	(14,151)	(14,151)
Partnership investment pass through	(70,529)	(55,117)
Other	(5,139)	(4,189)
Total deferred tax liabilities	(103,315)	(88,124)
Net deferred tax asset	$10,661	$61,560

The net deferred tax asset of $10,661,000 and $61,560,000 at December 31, 2025 and December 31, 2024, respectively, is included in other assets in the consolidated statements of condition.